Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts Receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2021	2022	2023
	US$	US$	US$
Accounts receivable	22,651,618	5,108,658	2,378,341
Allowance for credit losses:
Balance at beginning of the year	(1,161,955)	(1,168,516)	(159,414)
(Additions) reversal provisions	(34,005)	(91,369)	90,526
Write-off	28,367	1,101,163	22,922
Foreign exchange effect	(923)	(692)	2,232
Balance at end of the year	(1,168,516)	(159,414)	(43,734)
Accounts receivable, net	21,483,102	4,949,244	2,334,607